Derivatives and fair value measurements - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swaps	$ (592)	$ (470)
Fuel pricing contracts	18,941	(839)
Total	18,349	(1,309)
Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swaps	(592)	(470)
Fuel pricing contracts	18,941	(839)
Total	$ 18,349	$ (1,309)